Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2026
Revenue From Contracts With Customers
Schedule of disaggregation of revenue from contracts with customers

Disaggregation by type of good or service	2026 USD	2025 USD	2024 USD
Sale of equipment — the Group as principal	10,073,165	–	–
Software licences and subscriptions — the Group as agent, presented net	269,316	–	–
Annual maintenance and warranty support	5,461,976	–	–
Managed, professional and workforce services	9,603,872	–	–
Telecommunications connection services	444,318	–	–
	25,852,647	–	–

Timing of revenue recognition	2026 USD	2025 USD	2024 USD
Goods and services transferred at a point in time	10,786,799	–	–
Services transferred over time	15,065,848	–	–
	25,852,647	–	–